Debt - Schedule of Company's Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018
Three Point Six Two Five Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	$ 750,000,000
Senior Notes, due year	2024
Interest rate	3.625%	3.625%	3.625%
Four Point One Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	$ 650,000,000
Senior Notes, due year	2025
Interest rate	4.15%	4.15%	4.15%
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €			€ 550,000,000
Senior Notes, due year	2023
Interest rate	1.90%	1.90%	1.90%
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €			€ 600,000,000
Senior Notes, due year	2027
Interest rate	1.50%	1.50%	1.50%
Three Point One Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount		$ 425,000,000
Senior Notes, due year	2022
Interest rate	3.10%	3.10%	3.10%
Bank Term Debt [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	4.97%	4.97%	4.97%	4.89%
Government Loans [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	1.63%	1.63%	1.63%	2.18%